Asset Under Development (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Asset under development	$ 0	$ 1,177,489
Hilli Conversion to FLNG
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Purchase price installments		962,709
Interest costs capitalized		116,416
Other costs capitalized		98,364
Asset under development		$ 1,177,489